Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 22, 2014	Mar. 23, 2013		Dec. 28, 2013		Dec. 29, 2012		Dec. 31, 2011
Operating Activities:
Net income before allocations to noncontrolling interests	$ (98.6)	$ 118.8		$ 3,522.2		$ 598.1		$ 518.2
Income from discontinued operations, net of tax	14.9	(59.2)	[1]	(3,305.1)	[1]	(348.9)	[1]	(188.7)
Income from continuing operations, net of tax	(83.7)	59.6		217.1		249.2		329.5
Reconciliation to net cash flow from operating activities:
Depreciation expense	204.4	211.3		922.2		952.8		958.5
Property impairment charges	7.5	11.6		35.6		33.6		33.1
Share-based employee compensation	9.9	11.5		50.4		48.4		44.4
LIFO (income) expense				(14.3)		0.7		35.1
Equity in earnings of unconsolidated affiliate	(4.5)	(4.4)		(17.6)		(17.5)		(13.0)
Net pension and post-retirement benefits expense	17.6	26.5		114.8		129.0		98.9
Contributions to pension and post-retirement benefit plans	(5.1)	(23.3)		(56.3)		(110.3)		(151.2)
Gain on property dispositions and lease exit costs, net	0.3	0.8		(51.2)		(48.3)		(16.2)
Loss on extinguishment of debt				10.1		0		0
(Decrease) increase in accrued claims and other liabilities	3.8	3.0		9.2		60.5		(1.4)
Deferred income taxes	0	(17.2)		(276.6)		(36.1)		(55.2)
Other	19.2	7.2		36.9		20.2		24.9
Changes in working capital items:
Receivables	30.5	16.9		(32.0)		20.3		17.7
Inventories at FIFO cost	(243.2)	(304.7)		(76.5)		(107.4)		73.0
Prepaid expenses and other current assets	(13.8)	(26.2)		(49.5)		(20.5)		(4.2)
Income taxes	(139.7)	(40.2)		71.0		(54.3)		31.8
Payables and accruals	23.1	111.2		120.7		106.2		(89.6)
Net cash flow from operating activities - continuing operations	(173.7)	43.6		1,014.0		1,226.5		1,316.1
Net cash flow from operating activities - discontinued operations	(1,812.9)	(598.9)		230.1		343.2		707.5
Net cash flow from operating activities	(1,986.6)	(555.3)		1,244.1		1,569.7		2,023.6
Investing Activities:
Cash paid for property additions	(147.5)	(123.8)		(738.2)		(800.1)		(959.2)
Proceeds from sale of property	2.6	8.0		220.3		263.0		164.9
Proceeds from company-owned life insurance policies	0	68.7		68.7		0		0
Cash restricted by merger agreement for payment of mortgage	(40.0)	0
Other	(8.7)	(3.4)		6.5		(56.1)		(60.3)
Net cash flow used by investing activities - continuing operations	(193.6)	(50.5)		(442.7)		(593.2)		(854.6)
Net cash flow from (used by) investing activities - discontinued operations	66.4	(21.1)		5,352.3		21.2		(159.9)
Net cash flow from (used by) investing activities	(127.2)	(71.6)		4,909.6		(572.0)		(1,014.5)
Financing Activities:
Additions to long-term borrowings	238.4	614.9		785.5		3,508.1		3,177.9
Payments on long-term borrowings	(14.3)	(7.8)		(2,171.5)		(3,390.6)		(2,907.2)
Payments of debt extinguishment costs				(11.0)		0		0
Purchase of treasury stock				(663.7)		(1,274.5)		(1,554.0)
Dividends paid	(46.0)	(41.9)		(181.4)		(163.9)		(188.0)
Net proceeds from exercise of stock options	15.8	14.5		240.1		3.8		73.4
Excess tax benefit from share-based employee compensation				6.7		1.3		1.8
Other	(3.5)	(7.8)		(8.6)		(13.3)		(17.6)
Net cash flow used by financing activities - continuing operations	190.4	571.9		(2,003.9)		(1,329.1)		(1,413.7)
Net cash flow (used) provided by financing activities - discontinued operations	0	(0.8)		157.7		(44.7)		336.4
Net cash flow used by financing activities	190.4	571.1		(1,846.2)		(1,373.8)		(1,077.3)
Effect of changes in exchange rates on cash	(32.5)	(1.5)		(12.4)		(1.1)		18.8
Increase (decrease) in cash and equivalents	(1,955.9)	(57.3)		4,295.1		(377.2)		(49.4)
Cash and Equivalents:
Beginning of year	4,647.3	352.2		352.2		729.4		778.8
End of year	2,691.4	294.9		4,647.3		352.2		729.4
Other Cash Information - Continuing and Discontinued Operations:
Interest				289.2		322.3		302.6
Income taxes, net of refunds				497.2		380.9		336.2
Non-Cash Investing and Financing Activities - Continuing and Discontinued Operations:
Capital lease obligations entered into				78.0		48.1		1.1
Purchases of property, plant and equipment included in accounts payable				128.3		107.8		198.8
Notes received in the sale of real estate				0		0		97.3
Mortgage notes assumed in property additions				$ 0		$ 42.9		$ 3.7

[1]	See Note B, Discontinued Operations.